Segmented Information - Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Assets excluding investments	$ 4,297	$ 3,473
Investments in associates and joint ventures	78	335
Other investments	7	5
Assets	4,382	3,813
Operating segments | PACKAGING PRODUCTS
Disclosure of operating segments
Assets excluding investments	2,987	2,188
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Assets excluding investments	1,995	1,285
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Assets excluding investments	609	567
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Assets excluding investments	383	336
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Assets excluding investments	919	922
Corporate
Disclosure of operating segments
Assets excluding investments	459	400
Intersegment
Disclosure of operating segments
Assets excluding investments	$ (68)	$ (37)